INVESTMENTS - Sensitivity analysis (Details) $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of associates [line items]
Assets	$ 499,963	$ 399,985
Revenue level | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input One
Disclosure of associates [line items]
Significant unobservable input, assets	(0.100)
Assets	$ 3,400
Revenue level | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Two
Disclosure of associates [line items]
Significant unobservable input, assets	(0.050)
Assets	$ 5,300
Revenue level | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Three
Disclosure of associates [line items]
Assets	$ 6,700
Revenue level | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Four
Disclosure of associates [line items]
Significant unobservable input, assets	0.050
Assets	$ 7,800
Revenue level | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Five
Disclosure of associates [line items]
Significant unobservable input, assets	0.100
Assets	$ 8,700
Discount rate | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input One
Disclosure of associates [line items]
Significant unobservable input, assets	(0.020)
Assets	$ 7,600
Discount rate | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Two
Disclosure of associates [line items]
Significant unobservable input, assets	(0.010)
Assets	$ 7,100
Discount rate | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Three
Disclosure of associates [line items]
Assets	$ 6,700
Discount rate | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Four
Disclosure of associates [line items]
Significant unobservable input, assets	0.010
Assets	$ 6,300
Discount rate | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Five
Disclosure of associates [line items]
Significant unobservable input, assets	0.020
Assets	$ 6,000
EBITDA margin | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input One
Disclosure of associates [line items]
Significant unobservable input, assets	(0.050)
Assets	$ 4,800
EBITDA margin | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Two
Disclosure of associates [line items]
Significant unobservable input, assets	(0.025)
Assets	$ 5,900
EBITDA margin | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Three
Disclosure of associates [line items]
Assets	$ 6,700
EBITDA margin | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Four
Disclosure of associates [line items]
Significant unobservable input, assets	0.025
Assets	$ 7,500
EBITDA margin | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Five
Disclosure of associates [line items]
Significant unobservable input, assets	0.050
Assets	$ 8,100
Time to maturity | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input One
Disclosure of associates [line items]
Significant unobservable input, assets	(2)
Assets	$ 7,600
Time to maturity | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Two
Disclosure of associates [line items]
Significant unobservable input, assets	(1)
Assets	$ 7,100
Time to maturity | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Three
Disclosure of associates [line items]
Assets	$ 6,700
Time to maturity | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Four
Disclosure of associates [line items]
Significant unobservable input, assets	1
Assets	$ 6,300
Time to maturity | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Five
Disclosure of associates [line items]
Significant unobservable input, assets	2
Assets	$ 6,000
Volatility | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input One
Disclosure of associates [line items]
Significant unobservable input, assets	(0.100)
Assets	$ 7,400
Volatility | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Two
Disclosure of associates [line items]
Significant unobservable input, assets	(0.050)
Assets	$ 7,000
Volatility | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Three
Disclosure of associates [line items]
Assets	$ 6,700
Volatility | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Four
Disclosure of associates [line items]
Significant unobservable input, assets	0.050
Assets	$ 6,300
Volatility | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Five
Disclosure of associates [line items]
Significant unobservable input, assets	0.100
Assets	$ 6,000